Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
3.	Other Assets

Other assets consist of the following:

	March 31, 2021	December 31, 2020
	(Unaudited)
Deferred transaction costs	$15,593	$8,255
Fixed assets, net	3,520	3,356
Deferred tax assets	850	800
Contributions receivable	607	567
Other assets	6,950	4,291

Total	$27,520	$17,269

Fixed assets consist of the following:

	March 31, 2021	December 31, 2020
	(Unaudited)
Leasehold improvements	$2,133	$2,133
Furniture and fixtures	1,603	1,612
Computer equipment	730	730
Computer software	860	556

Fixed assets	5,326	5,031
Accumulated depreciation and amortization	(1,806)	(1,675)

Fixed assets, net	$3,520	$3,356

The depreciation and amortization expense for the three months ended March 31, 2021 and 2020 was $131 and $230, respectively, and included in general, administrative and other expenses within the consolidated statements of operations.

3.	Other Assets

Other assets consist of the following:

	December 31, 2020	December 31, 2019
Deferred transaction costs	$8,255	$—
Fixed assets, net	3,356	3,377
Deferred tax assets	800	326
Contributions receivable	567	1,853
Other assets	4,291	945

Total	$17,269	$6,501

Fixed assets consist of the following:

	December 31, 2020	December 31, 2019
Leasehold improvements	$2,133	$2,128
Furniture and fixtures	1,612	1,550
Computer equipment	730	702
Computer software	556	56

Fixed assets	5,031	4,436
Accumulated depreciation and amortization	(1,675)	(1,059)

Fixed assets, net	$3,356	$3,377

The depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 was $673, $829 and $304, respectively, and included in general, administrative and other expenses within the consolidated statements of operations.